RELATED PARTY TRANSACTIONS - General administrative and professional fee (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 152,025	$ 659,058
Series Twenty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Twenty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Twenty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Twenty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Twenty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	53,742
Series Twenty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Twenty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,497	19,282
Series Twenty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	75,863
Series Twenty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	56,652
Series Twenty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,951	19,154
Series Thirty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Thirty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	54,225
Series Thirty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,483	19,051
Series Thirty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,213	16,131
Series Thirty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,771	17,491
Series Thirty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	52,856
Series Thirty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	51,100
Series Thirty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Thirty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	53,075
Series Thirty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0
Series Forty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	58,885
Series Forty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,573	18,140
Series Forty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,362	17,263
Series Forty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,008	18,989
Series Forty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,363	16,847
Series Forty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,296	21,460
Series Forty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 13,508	$ 18,852